Expense Example	Sep. 30, 2025 USD ($)
AXS Adaptive Plus Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 227	[1]
Expense Example, with Redemption, 3 Years	731	[1]
Expense Example, with Redemption, 5 Years	1,262	[1]
Expense Example, with Redemption, 10 Years	2,715	[1]
AXS Adaptive Plus Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	202
Expense Example, with Redemption, 3 Years	656
Expense Example, with Redemption, 5 Years	1,135
Expense Example, with Redemption, 10 Years	2,461
AXS Dynamic Opportunity Fund | Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	211
Expense Example, with Redemption, 3 Years	717
Expense Example, with Redemption, 5 Years	1,249
Expense Example, with Redemption, 10 Years	2,706
AXS Income Opportunities Fund | Class D
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	320
Expense Example, with Redemption, 3 Years	1,035
Expense Example, with Redemption, 5 Years	1,773
Expense Example, with Redemption, 10 Years	3,719
AXS Income Opportunities Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	220
Expense Example, with Redemption, 3 Years	739
Expense Example, with Redemption, 5 Years	1,284
Expense Example, with Redemption, 10 Years	2,774
AXS Tactical Income Fund | Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	194
Expense Example, with Redemption, 3 Years	601
Expense Example, with Redemption, 5 Years	1,033
Expense Example, with Redemption, 10 Years	2,236
AXS FTSE Venture Capital Return Tracker Fund | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	744
Expense Example, with Redemption, 3 Years	1,137
Expense Example, with Redemption, 5 Years	1,554
Expense Example, with Redemption, 10 Years	2,714
AXS FTSE Venture Capital Return Tracker Fund | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	354
Expense Example, with Redemption, 3 Years	822
Expense Example, with Redemption, 5 Years	1,417
Expense Example, with Redemption, 10 Years	3,027
AXS FTSE Venture Capital Return Tracker Fund | Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	519
Expense Example, with Redemption, 5 Years	909
Expense Example, with Redemption, 10 Years	$ 2,003

[1]	Investor Class Shares are currently not offered and have been estimated for the current fiscal year.